Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Financial information for each segment follows:

(In thousands)	Bananas[2]	Salads and Healthy Snacks[3]	Other Produce[4]	Corporate Costs[5]	Consolidated
2013
Net sales	$1,969,560	$967,161	$120,761	$—	$3,057,482
Operating income (loss)	111,569	(7,657)	(2,326)	(51,741)	49,845
Depreciation and amortization	22,543	38,412	257	4,069	65,281
Equity in earnings of investees	258	—	—	—	258
Total assets	1,081,531	466,174	27,885	83,548	1,659,138
Expenditures for long-lived assets	26,587	18,757	37	3,673	49,054
2012
Net sales	$1,985,472	$952,882	$139,983	$—	3,078,337
Operating income	77,454	(218,292)	(18,120)	(94,876)	(253,834)
Depreciation and amortization[1]	23,889	35,867	421	2,977	63,154
Equity in (losses) earnings of investees	344	(33,777)	—	—	(33,433)
Total assets	1,082,685	494,348	33,418	87,311	1,697,762
Expenditures for long-lived assets	23,351	23,070	131	6,888	53,440
2011
Net sales	$2,022,969	$953,464	$162,863	$—	3,139,296
Operating income (loss)	127,175	7,035	(36,757)	(63,713)	33,740
Depreciation and amortization[1]	21,073	36,835	480	2,539	60,927
Equity in (losses) earnings of investees	350	(6,664)	—	—	(6,314)
Total assets	1,122,537	714,129	38,160	63,133	1,937,959
Expenditures for long-lived assets	36,124	33,421	225	5,765	75,535

[1]	Depreciation and amortization allocations between segments for 2012 and 2011 have been revised. Consolidated totals and operating income by segment for both periods did not change.

[2]
Bananas operating income includes the acceleration of losses on ship arrangements of $4 million net of sublease income in the fourth quarter of 2011 and $6 million net of $2 million of related sale-leaseback gain amortization as described in Note 13.

[3]
Salads and Healthy Snacks operating income includes charges for $1 million in both 2013 and 2012 primarily related to inventory write-offs to exit healthy snacking products that were not sufficiently profitable. Segment operating income also includes $1 million of severance expenses in 2013 related to a discontinued product, charges for $1 million to restructure the European healthy snacking sales force in 2012, expenses of $1 million related to the closure of a research and development facility in 2012 and $180 million ($171 million, net of tax) of goodwill and trademark impairments in 2012 as described in Note 1. Segment operating income and equity in (losses) earnings of investees include $32 million in 2012 to fully impair the company's equity-method investment and related assets and to record estimates of probable cash obligations to the Danone JV as described in Note 7.

[4]
Other Produce "Cost of sales" includes $1 million related to legal expenses in 2013 and $2 million primarily related to inventory write-offs to exit low-margin other produce in 2012. Segment operating income also includes charges for $1 million related to a lease accrual in 2012 and a reserve of $32 million for advances made to a Chilean grower in 2011 as described in Note 4.

[5]	Corporate costs includes "Restructuring and relocation costs" further detailed in Note 3 and $1 million for other relocation and hiring expenses in 2013.

Schedule of Financial Information by Geographic Area
Financial information by geographic area is as follows:

(In thousands)	2013	2012	2011
Net sales:
United States	$1,858,418	$1,773,210	$1,793,580

Italy	213,838	213,386	229,138
Germany	172,898	191,673	199,084
Other Core Europe	485,742	549,131	597,343
Total Core Europe[1]	872,478	954,190	1,025,565
Other international	326,586	350,937	320,151
Foreign net sales	1,199,064	1,305,127	1,345,716
Total net sales	$3,057,482	$3,078,337	$3,139,296

[1]	Core Europe includes the 28 member states of the European Union, Switzerland, Norway and Iceland.

Schedule of Property, Plant and Equipment by Geographic Area
Property, plant and equipment by geographic area:

	December 31,
(In thousands)	2013	2012
Property, plant and equipment, net:
United States	$221,604	$226,587
Central and South America	146,245	142,573
Other international	22,924	26,139
Total property, plant and equipment, net	$390,773	$395,299